LONG-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2011
Long-term Investment

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Shanghai Ruichuang Network Technology Co., Ltd. (1)	20,495,239	20,495,239	3,256,366
Beijing Innovation Works Development Fund	—	9,000,000	1,429,956

Total	20,495,239	29,495,239	4,686,322

(1)	On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd’s ordinary shares for a total consideration of RMB20,495,239, which was accounted for as a cost method investment as prescribed by ASC 323-10. There was no impairment indicators present associated with this investment as at December 31, 2010 and 2011. This investment was subsequently sold in February 2012 with net proceeds of approximately RMB20,800,000 (US$3,305,000).